Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net Loss	$ (3,623,353)	$ (3,398,939)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	25,113	26,159
Net change in unrealized appreciation and depreciation in gold bullions	(110,198)	(133,829)
Gain on sale of gold bullions	(200,433)
Stock issued for services	834,600
Imputed interest - related party	79,275	81,072
Fair value of options issued for services	22,748	4,197
Warrants issued/(cancelled) to consultants	259,493	851,205
Changes in operating assets and liabilities:
Decrease prepaid expenses	10,799	(45,236)
(Increase) in deposits		(3,656)
(Increase) in inventory	(22,183)
Decrease in operating lease right-of-use, net	55,663	49,209
Increase in accrued expenses and other payables - related party	947,747	818,538
Decrease in accounts payable	(11,891)	(39,635)
Decrease in operating lease liabilities, current	(56,350)	(48,172)
Net Cash Used In Operating Activities	(1,788,970)	(1,839,086)
Cah Flows from Investing Activities
Proceeds from sale of investment in gold	443,437
Purchase of fixed assets	(5,395)	(4,240)
Net Cash Provided by Investing Activities	438,042	(4,240)
Cash Flows From Financing Activities:
Proceeds from Standby Equity Purchase Agreement	2,602,900
Payment of debt offering costs	(10,000)
Principal payments on debt - related party	(125,000)	(35,244)
Net Cash Provided by Financing Activities	2,467,900	(35,244)
Net Change in Cash and Cash Equivalents	1,116,972	(1,878,570)
Cash and Cash Equivalents at Beginning of Year	673,264	2,551,834
Cash and Cash Equivalents at End of Year	1,790,236	673,264
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Adoption of lease standard ASC 842	140,038	30,084
Adoption of lease standard ASC 842		39,489
Reduction of right of use asset and associated lease liability due to lease cancellation		30,084
Common shares issued in in connection with Standby Equity Purchase Agreement - Commitment Share fee	100,000
Shares issuable in connection with cashless warrant exercise	92,317
Preferred share issued in connection with debt cancellation - related party		$ 20,000